Statements of Changes in Shareholders’ Deficit - ILS (₪)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance (in Shares) at Dec. 31, 2023	10,000,000	2,282,124
Balance at Dec. 31, 2023	₪ 100,000	₪ 22,821	₪ 1,049,703	₪ (3,034,242)	₪ (1,861,718)
Total comprehensive income (loss)				(758,216)	(758,216)
Balance (in Shares) at Dec. 31, 2024	10,000,000	2,282,124
Balance at Dec. 31, 2024	₪ 100,000	₪ 22,821	1,049,703	(3,792,458)	(2,619,934)
Total comprehensive income (loss)				(931,888)	(931,888)
Balance (in Shares) at Dec. 31, 2025	10,000,000	2,282,124
Balance at Dec. 31, 2025	₪ 100,000	₪ 22,821	₪ 1,049,703	₪ (4,724,346)	₪ (3,551,822)